BORROWINGS - Schedule of Short-term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000,000
Commitments outstanding to extend credit	0
Short-term Debt	661,392,000	748,749,000	624,570,000
Total long-term debt	0.16%	0.16%	0.16%
Short-term debt, rate (as a percent)	0.17%	0.20%	0.13%
Short-term debt, average for the year	746,976,000	587,548,000	198,275,000
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	103,192,000	94,749,000	122,570,000
Total long-term debt	0.05%	0.05%	0.13%
Short-term debt, rate (as a percent)	0.05%	0.08%	0.08%
Short-term debt, average for the year	119,795,000	115,486,000	86,980,000
Short-term debt, maximum month-end balances	132,332,000	158,911,000	170,751,000
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	558,200,000	654,000,000	502,000,000
Total long-term debt	0.18%	0.17%	0.17%
Short-term debt, rate (as a percent)	0.19%	0.23%	0.17%
Short-term debt, average for the year	627,181,000	472,062,000	111,295,000
Short-term debt, maximum month-end balances	$ 820,500,000	$ 654,000,000	$ 502,000,000